Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets	6. Prepaid expenses and other current assets
	March 31, 2021	December 31, 2020
	$	$
Prepaid insurance	825	1,021
Prepaid income taxes	2,128	873
Other	97	19
	3,050	1,913